INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 - INCOME TAXES

The Company conducts its businesses in Japan and is subject to tax in this jurisdiction. During the years ended December 31, 2025, 2024 and 2023, all taxable income of the Company is generated in Japan. As a result of its business activities, the Company files tax returns that are subject to examination by the local tax authority. Income taxes in Japan applicable to the Company are imposed by the national, prefectural, and municipal governments, and in the aggregate resulted in a statutory rate of approximately 33.92% for the years ended December 31, 2025, 2024 and 2023.

Cash paid for income taxes, net of refunds and disaggregated by jurisdiction, during the years ended December 31, 2025, 2024 and 2023 are as follows:

	Years ended December 31,
	2025	2024	2023
Japan	$695,975	$297,851	$321,196
Total	$695,975	$297,851	$321,196

Included in Prepaid expenses and other current assets is an income tax receivable of $242,204 related to refunds of interim income tax payments made based on the prior year’s taxable income.

For the years ended December 31, 2025, 2024 and 2023, the Company’s income tax expenses are as follows:

	Years ended December 31,
	2025	2024	2023
Current	$2,487	$605,703	$391,492
Deferred	(587,250)	5,321	224,860
Income tax (benefit) expense	$(584,763)	$611,024	$616,352

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of operations and comprehensive income to the Japanese statutory tax rate for the years ended December 31, 2025, 2024 and 2023 is as follows:

	2025		2024		2023
Japanese statutory tax rate	$(157,862)	33.92%	$659,264	33.92%	$468,887	33.92%
Permanent differences
IPO-related costs accounted for as equity issuance costs under U.S. GAAP	$(608,253)	130.70%	$-	0.00%	$-	0.00%
Share-based compensation expense related to stock acquisition rights	$177,117	(38.06)%	$-	0.00%	$-	0.00%
Executive compensation and other non-deductible expenses	$6,694	(1.44)%	$-	0.00%	$1	0.00%
Impairment losses on goodwill	$-	0.00%	$-	0.00%	$77,975	5.62%
Change in valuation allowance	$-	0.00%	$-	0.00%	$69,749	5.03%
Tax credits	$-	0.00%	$(33,127)	(1.70)%	$-	0.00%
Other adjustment	$(2,459)	0.53%	$(15,113)	(0.78)%	$(260)	(0.13)%
Effective tax rate	$(584,763)	125.65%	$611,024	31.44%	$616,352	44.44%

For the year ended December 31, 2025, the Company incurred a pretax loss and, accordingly, the effective tax rate is not meaningful. Nevertheless, the reconciliation is presented to explain the significant income tax effects during the year.

IPO-related costs primarily represent offering costs that were deductible for Japanese tax purposes but were recorded as a reduction of additional paid-in capital under U.S. GAAP and therefore were not recognized as expenses in the consolidated statements of operations. Because these costs reduced taxable income without affecting pretax income under U.S. GAAP and will not reverse in future periods, they resulted in permanent differences impacting the effective tax rate.

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities as of December 31, 2025 and 2024 are presented below:

	December 31,	December 31,
	2025	2024
Deferred income tax assets	$	$
Operating lease right-of-use assets	-	10,219
Property and equipment	-	-
Asset retirement obligation	94,696	162,033
Intangible assets	118,301	31,453
Provision for compensated absences	53,475	56,934
Net operating losses	1,129,391	570,859
Business tax	4,712	42,704
Others	155,539	140,477
Total deferred tax assets	$1,556,114	$1,014,679

Deferred income tax liabilities
Property and equipment	$(2,315)	$(67,470)
Others	(126,091)	(89,563)
Total deferred tax liabilities	$(128,406)	$(157,033)

Deferred tax assets, net	$1,427,708	$857,646

The realization of deferred tax assets is dependent upon the generation of sufficient taxable income of the appropriate character in future periods. The Company regularly assesses the ability to realize its deferred tax assets and establishes a valuation allowance if it is more-likely-than-not that some portion of the deferred tax assets will not be realized. The Company weighs all available positive and negative evidence, including its earnings history and results of recent operations, projected future taxable income, and tax planning strategies.

The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as the Company’s projections for growth. The Company did not provide any valuation allowance as of December 31, 2025 and 2024.

Management’s assessment considered the Company’s recent operating performance and expectation of future taxable income. On December 31, 2025, the Company had operating loss carryforwards of approximately $3,329,000 (¥521,251,000), which are available to offset future taxable income. If not used, these carryforwards will expire in 2035.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions.

As of December 31, 2025 and 2024, the management considered the Company did not have any significant unrecognized uncertain tax positions. The Company’s policy is to recognize interest and penalties related to uncertain tax positions as a component of income tax expense. The Company did not incur any interest or penalties tax for the years ended December 31, 2025 and 2024. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months from December 31, 2025. The Company is subject to taxation in Japan and in the local Japanese governments where the Company’s clinics, salons or offices are located. As of December 31, 2025, the fiscal year ending December 31, 2020 and subsequent years remain open to examination by the tax authority.

The Company adopted ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, as of January 1, 2025. The adoption resulted in expanded income tax disclosure requirements but did not impact the recognition or measurement of income tax amounts.